Retirement Plans and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Reclassifications, Net of Tax

The following table presents these reclassifications, net of tax, as well as the reclassification of the realized gain on investments, and the statement of operations line items that are impacted (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$(63)	$(68)	$(141)
Selling, general and administrative	(44)	(41)	(107)

Total	$(107)	$(109)	$(248)

Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$7,302	$4,070	$3,196
Selling, general and administrative	5,018	2,440	2,048

Total	$12,320	$6,510	$5,244

Realized (gain) loss on investments included in:
Other expense, net	$123	$(390)	$(340)

Total	$123	$(390)	$(340)

Reconciliation of Funded Status and Accumulated Benefit Obligation

The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2014		Year Ended December 31, 2015
		Other Post-		Other Post-
	Pension	retirement	Pension	retirement
	Benefits	Benefits	Benefits	Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$427,909	$95,315	$491,118	$116,086
Service cost	2,854	128	780	70
Interest cost	19,904	4,562	18,734	4,592
Employee contributions	—	356	—	403
Plan amendments	—	—	—	(202)
Plan curtailments	—	—	(10,314)	—
Special termination benefits	48	—	—	—
Benefits paid	(24,842)	(3,741)	(30,204)	(3,401)
Actuarial (gain) loss	65,245	19,466	(34,652)	(26,965)

Benefit obligation at end of period	$491,118	$116,086	$435,462	$90,583

Change in plan assets
Plan assets at beginning of period	$322,176	$—	$339,619	$—
Employer contributions	25,873	3,385	16,435	2,998
Employee contributions	—	356	—	403
Actual return on plan assets	16,318	—	607	—
Benefits paid	(24,842)	(3,741)	(30,203)	(3,401)

Plan assets at fair value at end of period	$339,525	$—	$326,458	$—

Accrued benefit costs and funded status of the plans	$(151,593)	$(116,086)	$(109,004)	$(90,583)

Accumulated benefit obligation	$480,906		$435,462

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.01%	4.04%	4.53%	4.50%
Salary rate	3.25%	—	—	—

Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.83%	4.90%	4.01%	4.04%
Expected rate of return on plan assets	7.80%	—	7.80%	—
Rate of compensation increase	3.25%	—	3.25%	—

Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$6,510	$—	$4,883	$361
Prior service credits, net of tax	(109)	—	(383)	135

Total	$6,401	$—	$4,500	$496

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	$101,829	$13,221	$84,866	$(4,320)
Prior service credits, net of tax	(391)	—	(348)	—

Total	$101,438	$13,221	$84,518	$(4,320)

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	$(18,018)	$(596)	$(3,370)	$—
Prior service credits	172	—	—	8

Total	$(17,846)	$(596)	$(3,370)	$8

Benefits Expected to be Paid Next Five Years

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post- retirement Benefits
2016	$34,395	$4,277
2017	29,816	4,647
2018	28,052	4,948
2019	27,374	5,235
2020	28,938	5,498
2021 to 2025	138,404	29,970

Total	$286,979	$54,575

Defined Pension Benefit Plans [Member]
Components of Net Periodic Benefit Costs

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015

Service cost	$3,318	$2,854	$780
Interest cost	18,244	19,904	18,734
Expected return on plan assets	(21,263)	(24,130)	(25,926)
Amortization of unrecognized prior service credits	(172)	(172)	(43)
Amortization of unrecognized net loss	19,423	10,319	7,911
Curtailment (gain) loss	—	—	(564)
Special termination benefit recognized	—	48	—

Total benefit	$19,550	$8,823	$892

Other Postretirement Benefit Plans [Member]
Components of Net Periodic Benefit Costs

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Service cost	$293	$128	$70
Interest cost	4,295	4,562	4,592
Plan amendment	797	—	—
Amortization of unrecognized net loss	362	—	596

Total costs	$5,747	$4,690	$5,258

Target and Actual Asset Allocation [Member]
Pension Plan Assets by Asset Category

The target and actual asset allocation of our pension plan assets were as follows:

	As of December 31, 2014		As of December 31, 2015
Asset Category	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Equity securities	47%	49%	49%	49%
Debt securities	38%	36%	36%	34%
Other securities	15%	15%	15%	17%

Total	100%	100%	100%	100%

Fair Value of Pension Plan Assets [Member]
Pension Plan Assets by Asset Category

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2014	Fair Value Measurements at December 31, 2015
Asset Category
Equity Securities
U.S. Large-Cap (1)	$89,593	$87,383
U.S. Small/Mid-Cap (2)	25,133	22,121
World Equity Ex-US (3)	52,432	51,720
Fixed Income Securities
Short Duration Bonds (4)	63,544	91,897
High Yield Bonds (5)	14,133	13,638
Emerging Market Fixed income (Non-US) (6)	10,041	4,463
Core Fixed Income (7)	32,502	—
Other Securities
Hedge Funds (8)	17,719	15,913
Core Property Fund (9)	34,236	39,176
Money Market Funds	14	—
Income earned but not yet received	178	147

Total	$339,525	$326,458

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Short duration bond fund includes the Opportunistic Income fund and the Limited Duration Bond Fund. The Opportunistic Income fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities. There are no restrictions on the maturity of any individual securities or on the fund’s average portfolio maturity, although the average portfolio duration will typically vary between 0 and two years. Under normal circumstances, the Limited Duration Bond Fund will invest at least 80% of its net assets in investment-grade, U.S. dollar-denominated debt instruments. The Fund is expected to maintain a portfolio duration of three years or less.
(5)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(6)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(7)	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
(8)	Hedge fund seeks to provide returns that are different from (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.
(9)	Core property fund is a fund of funds that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets.